Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense (Benefit) Attributable To Earnings (Loss) From Operations

The income tax expense (benefit) attributable to earnings (loss) from operations, which is substantially derived from PRC sources, consists of:

	Current	Deferred	Total
Year ended December 31, 2012
PRC	1,183	6,845	8,028
U.S. Federal	146	0	146
U.S. State and Local	25	0	25
Other jurisdictions	612	33	645

	1,966	6,878	8,844

Year ended December 31, 2011
PRC	34,436	(26,476)	7,960
U.S. Federal	279	0	279
U.S. State and Local	48	0	48
Other jurisdictions	954	(5,100)	(4,146)

	35,717	(31,576)	4,141

Year ended December 31, 2010
PRC	34,948	27,264	62,212
U.S. Federal	18	0	18
U.S. State and Local	8	0	8
Other jurisdictions	(672)	4,644	3,972

	34,302	31,908	66,210

(Loss) Earnings Before Income Taxes

Earnings (loss) before income taxes of the Group consist of the following:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
PRC operations	413,120	(540,245)	(776,361)
U.S. operations	23	(1,318)	(23,904)
Other foreign operations	(50,466)	(63,250)	(242,950)

Total	362,677	(604,813)	(1,043,215)

Actual Income Tax Expense (Benefit)

The actual income tax expense differed from the amounts computed by applying the PRC statutory income tax rate of 25% to earnings (loss) before income taxes as a result of the following:

	Year ended December 31, 2010		Year ended December 31, 2011		Year ended December 31, 2012
Earnings (loss) before income taxes	362,677		(604,813)		(1,043,215)

Computed income tax expense (benefit)	90,669	25%	(151,203)	25%	(260,804)	25%
Effect of tax rate differential for entities in non-PRC jurisdictions	7,736	2%	30,156	(5%)	517	(0%)
Change in tax rate	(743)	0%	1,687	0%	(3,355)	0%
Non-deductible expenses
Share-based compensation	2,762	1%	2,482	(1%)	2,278	(0%)
Others	77	0%	47	(0%)	1,888	(0%)
50% additional deduction of R&D expense	(660)	0%	(5,297)	1%	(1,048)	0%
Change in valuation allowance	4,621	1%	174,269	(29%)	261,879	(25%)
Tax effect on transfer of equity interests within the Group	5,103	1%	(44,332)	7%	0	0%
Taxable investment income	0	0%	0	0%	4,510	(0%)
Withholding tax on undistributed earnings of PRC subsidiaries	3,788	1%	(3,788)	1%	0	0%
Tax holiday	(44,561)	(12%)	0	0%	0	0%
Others	(2,582)	(1%)	120	0%	2,979	(0%)

Actual income tax expense	66,210	18%	4,141	(1%)	8,844	(1%)

Deferred Income Tax Assets And Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	December 31, 2011	December 31, 2012
Deferred income tax assets:
Inventories write-down	42,395	27,448
Impairment loss on property, plant and equipment	309	20,649
Provision for accounts receivable, prepayments to suppliers and deposit for purchase of property, plant and equipment	37,493	34,551
Provision for loss on firm purchase commitment	5,213	7,047
Accruals	3,976	8,657
Capital lease obligation	1,430	1,417
Deferred revenue	18,720	23,456
Net operating loss carry forwards	155,372	345,174
Government subsidy	5,609	10,487
Derivative financial instruments	0	1,867
Write-down on assets held for sale	0	18,545

Total gross deferred income tax assets	270,517	499,298
Less: valuation allowance	(196,994)	(459,503)

Deferred income tax assets , net of valuation allowance	73,523	39,795

Deferred income tax liabilities:
– Interest capitalized in relation to plant and equipment	(9,679)	(9,421)
– Property, plant and equipment	(7,523)	(1,886)
– Change in fair value of available-for-sale investment	(2,200)	(1,078)
– Investment in an associate	0	(852)

Total gross deferred income tax liabilities	(19,402)	(13,237)

Net deferred income tax asset	54,121	26,558

Classification on consolidated balance sheets:
Deferred income tax assets:
– Current	30,931	8,667
– Non-current	39,376	20,529
Deferred income tax liability:
– Current	0	0
– Non-current	(16,186)	(2,638)